Income Taxes (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Controlling interest, ownership percentage	60.00%
Percentage of income attributable to wholly-owned operations and investments for which income tax expense and effective tax rate calculated	100.00%
Percentage of income attributable to joint ventures taxed as partnerships for which income tax expense and effective tax rate calculated	60.00%
Valuation allowance	$ 423	$ 1,117
State and other net operating loss carry forwards	9,491
Gross unrecognized tax benefits	2,424	1,889	1,990
Unrecognized tax benefits that, if recognized, would affect the effective tax rate	1,773	1,419
Estimated accrued interest and penalties resulting from unrecognized tax benefits	$ 495	$ 379
Carrier Enterprise And Carrier Enterprise Northeast [Member]
Income Taxes [Line Items]
Controlling interest, ownership percentage	60.00%
Maximum [Member]
Income Taxes [Line Items]
State and other net operating loss carry forwards expiration date	2031
Minimum [Member]
Income Taxes [Line Items]
State and other net operating loss carry forwards expiration date	2012